Stockholders' Deficit (Details) (USD $)	Dec. 31, 2013	Feb. 04, 2013	Dec. 31, 2012	Dec. 31, 2013 Series A Preferred Stock [Member]	May 31, 2011 Series A Preferred Stock [Member]	Jul. 30, 2012 Reverse Stock Split [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized (shares)	100,000,000	100,000,000	100,000,000			12,500,000
Series A Preferred stock, shares authorized (shares)	10,000,000			240	240
Series A Preferred stock, par value (per share)	$ 0.0001